VITA SCIENTIA 2022-1 DAC ABS-15G

Exhibit 99.1

KPMG LLP	Tel +44 (0) 113 231 3000
Financial Services	Fax +44 (0) 113 231 3200
1 Sovereign Square
Sovereign Street
Leeds LS1 4DA
United Kingdom

Private & confidential

The Directors

Vita Scientia 2022-1 DAC

5th Floor, The Exchange

George’s Dock

IFSC

Dublin 1

Ireland

(the “Issuer”)

Goldman Sachs Bank Europe SE

Taunusanlage 9-10 (Marienturm)

60329 Frankfurt am Main

Germany

(the “Loan Seller” and the “Issuer Lender”)

Goldman Sachs International

Plumtree Court

25 Shoe Lane

London EC4A 4AU

United Kingdom

(the “Sole Arranger and Sole
Bookrunner” and the “Lead Manager”)

7 March 2022

Dear All

Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases

In accordance with engagement terms that have been agreed between us, we have performed certain agreed upon procedures in relation to the proposed securitisation of the portfolio of assets described above and this letter reports on our performance of those agreed upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

It is your responsibility to determine the sufficiency of these procedures for your own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”). In accordance with the agreed engagement terms, we have performed the procedures identified below.

1	Procedures performed in respect of the lease portfolio

A data file containing details of a portfolio of leases and sub-tenants entitled “Project Physicus - PV Tenancy Schedule Break Out_10.02.2022” was made available to us by the Sole Arranger and Sole Bookrunner and the Lead Manager on 10 February 2022 (respectively the “Tenancy Schedule” and “Sub-tenant Schedule”, and together the “Combined Tenancy Schedule”). Our work was based on this Combined Tenancy Schedule. The Combined Tenancy Schedule contained information on 26 tenants and their associated leases and sub-leases as shown by the records of Base Investments and East DIL Secured (together, the “Sponsors”) as at 31 December 2021 (the “Cut-off Date”).

Limited agreed upon procedures were carried out as set out in the scope of services (the “Scope of Services”) attached as Appendix B in connection with the leases contained in the Combined Tenancy Schedule, except for any items labelled as ‘Vacant’.

The procedures performed were applied based on the methodologies, assumptions and information provided to us by the Sole Arranger and Sole Bookrunner and the Lead Manager and/or the Sponsors without verification or evaluation of such methodologies, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions or information provided to us by the Sole Arranger and Sole Bookrunner and the Lead Manager and/or the Sponsors, (ii) the physical existence of the leases, (iii) the reliability or accuracy of the documents provided to us by the Sole Arranger and Sole Bookrunner and the Lead Manager and/or the Sponsors which were used in our procedures, (iv) the adequacy of the disclosures in the Tenancy Schedule and/or the Sub-tenant Schedule, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) the enforceability of any contractual provision in the lease agreements.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such being securitised, (iii) the compliance of the originator of the leases with applicable laws and regulations, or (iv) any other factor or characteristic of the leases that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

2	Findings

The findings from the agreed upon procedures are set out in Appendix A.

No procedures were performed over the ‘Vacant’ labelled units 5, 6, 8, 27, 28, 29 and 40.

3	General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Document Classification - KPMG Confidential

Appendix A - Summary Findings

Tenancy Schedule

Unit ID	Test	Data Field	Data Source	Extraction File	Result	Source
21	8	Total Potential Gross Rental income – Year 1 (Indexed)	Rent Invoice	€ 73,136	E	€ 59,758
36	8	Total Potential Gross Rental income – Year 1 (Indexed)	Rent Invoice	€ 72,992	E	€ 4,624
37	8	Total Potential Gross Rental income – Year 1 (Indexed)	Rent Invoice	€ 181,838	E	€ 90,007
21	9	Total Potential Gross Parking income – Year 1 (Indexed)	Rent Invoice	€ 1,273	E	€ 1,061
36	9	Total Potential Gross Parking income – Year 1 (Indexed)	Rent Invoice	€ 2,812	E	€ 234
37	9	Total Potential Gross Parking income – Year 1 (Indexed)	Rent Invoice	€ 5,580	E	€ 3,255
35	4	Other LFA (Sqm)	Lease Agreement	30	M	Missing from document
35	5	Total LFA (Sqm)	Lease Agreement	391	M	Missing from document
17	10	Lease Start Date	Lease Agreement	01/02/2022	M	Missing from document
16	11	Lease Expiry Date	Lease Agreement	31/12/2031	M	Missing from document
17	11	Lease Expiry Date	Lease Agreement	31/12/2031	M	Missing from document
24	11	Lease Expiry Date	Lease Agreement	31/12/2022	M	Missing from document
16	14	Next CPI Date	Lease Agreement	01/11/2022	M	Missing from document
17	14	Next CPI Date	Lease Agreement	01/02/2022	M	Missing from document

Sub-tenant Schedule

Sub-tenant	Test	Data Field	Data Source	Extraction File	Result	Source
Tritac Systems	1	Asset Name	Lease Agreement	Vondellaan 47	M	Missing lease
Tritac Systems	2	Sub-tenant Name	Lease Agreement	Tritac Systems	M	Missing lease
Tritac Systems	3	Office LFA (Sqm)	Lease Agreement	1,132	M	Missing lease
Tritac Systems	4	Other LFA (Sqm)	Lease Agreement		M	Missing lease
Tritac Systems	5	Total LFA (Sqm)	Lease Agreement	1,132	M	Missing lease
Tritac Systems	6	Parking Spaces	Lease Agreement		M	Missing lease
Tritac Systems	7	Passing Rent – Office (Contracted)	Rent Invoice	€ 198,100	M	Missing lease
Tritac Systems	8	Passing Rent – Other (Contracted)	Rent Invoice		M	Missing lease
Tritac Systems	9	Passing Rent – Parking (Contracted)	Rent Invoice		M	Missing lease
Tritac Systems	10	Lease Start Date	Lease Agreement		M	Missing lease
Tritac Systems	11	Lease Expiry Date	Lease Agreement	01/02/2030	M	Missing lease

5

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

Appendix B: Scope of the Services

This scope sets out the agreed procedures for various data attributes relating to a portfolio of leases.

The agreed upon procedures do not constitute an audit or review made in accordance with any generally accepted auditing or review standards and, as such, we express no assurance. We further draw attention to the fact that the scope of our work is limited, in nature and extent, and, as such will not necessarily reveal all errors or irregularities that may exist outside the scope of the Services. If we were engaged to perform and did perform additional procedures, an audit or review, other matters might come to light that would be reported. We do not make any representation regarding the sufficiency of the procedures for your purposes.

Our agreed upon procedures are performed having regard to International Standard on Related Services 4400, published by the International Auditing and Assurance Standards Board.

You are responsible for making available to us all relevant methodologies, assumptions, information and documentation in relation to which our procedures are to be performed; and we will not undertake any verification or evaluation of such methodologies, assumptions, documents and information.

We are responsible for performing the procedures set out below and reporting our findings.

We will provide you with a copy of our draft report and will discuss any queries and missing documentation with you.

Findings

Where an individual lease fails a procedure in relation to a data attribute, this is classified as one error. Where the data fields provided are incomplete, we are unable to test these items. Where a source document cannot be located, this missing source information is classed as an error on each test.

Where assets within the Combined Tenancy Schedule were determined to be ‘Vacant’ as at the cut-off date, we have not performed our procedures over these items.

Where a procedure specifies agreement to specific documentation, written evidence of amendments or additions provided by the Sole Arranger and Sole Bookrunner and/or the Lead Manager are assumed to supersede the original documentation.

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

In comparing data attributes between the Tenancy Schedule and Sub-tenant Schedule and the specified source documentation and classing a difference as an error, you have specified that the tolerance levels set out below will apply.

Procedures A – Tenancy Schedule

No.	Data attribute	Level	Source	Procedure	Tolerance/ Definition of error
1	Asset Name	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source	None
2	Tenant Name	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule substantially agrees to the source	None
3	Office LFA (Sqm)	Lease	Lease Agreement / NEN Measurement Report	For each lease check if the data attribute per the Tenancy Schedule agrees to the source	None
4	Other LFA (Sqm)	Lease	Lease Agreement / NEN Measurement Report	For each lease check if the data attribute per the Tenancy Schedule agrees to the source	None
5	Total LFA (Sqm)	Lease	Lease Agreement / NEN Measurement Report	For each lease check if the data attribute per the Tenancy Schedule agrees to the source	None
6	Parking Spaces	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source	None
7	Total Gross Rental Income	Lease	Lease Agreement / Rent Invoice	For each lease / invoice check if the data attribute per the Tenancy Schedule agrees to the source.	None
8	Total Potential Gross Rental income – Year 1 (Indexed)	Lease	Lease Agreement / Indexation Letters	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	+/- 1%

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

9	Total Potential Gross Parking income – Year 1 (Indexed)	Lease	Lease Agreement / Indexation Letters	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	+/-1%
10	Lease Start Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	+/- 14 days
11	Lease Expiry Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
12	Break Option	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
13	Indexation Mechanism	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
14	Next CPI Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
15	Rent Free Period – Start Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
16	Rent Free Period – End Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
17	Rent Reduction – Quantum	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
18	Rent Reduction – Start Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
19	Rent Reduction – End Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
20	Future Lease – Tenant Name	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
21	Future Lease – Start Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

22	Future Lease – Expiry Date	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
23	Future Lease – Total LFA (Sqm)	Lease	Lease Agreement / NEN Measurement Report	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None
24	Future Lease – Total Gross Rental Income	Lease	Lease Agreement	For each lease check if the data attribute per the Tenancy Schedule agrees to the source.	None

Procedures B – Sub-tenant Schedule

No.	Data attribute	Level	Source	Procedure	Tolerance/ Definition of error
1	Asset Name	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
2	Sub-tenant Name	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
3	Office LFA (Sqm)	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
4	Other LFA (Sqm)	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
5	Total LFA (Sqm)	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
6	Parking Spaces	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
7	Passing Rent – Office (Contracted)	Sub-lease	Lease Agreement / Rent Invoices	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
8	Passing Rent – Other (Contracted)	Sub-lease	Lease Agreement / Rent Invoices	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None

Document Classification - KPMG Confidential

KPMG LLP Engagement to perform agreed upon procedures in relation to the proposed securitisation of a portfolio of leases 7 March 2022

9	Passing Rent – Parking (Contracted)	Sub-lease	Lease Agreement / Rent Invoices	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
10	Lease Start Date	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None
11	Lease Expiry Date	Sub-lease	Lease Agreement	For each lease check if the data attribute per the Sub-tenant Schedule agrees to the source.	None

Document Classification - KPMG Confidential